Stock Based Compensation (Details Narrative) - $ / shares		1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 15, 2020	Jun. 30, 2019	Jun. 30, 2021	Dec. 31, 2020	Jan. 11, 2021	Dec. 31, 2019
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Number of option granted, shares				1,500,000
Option exercise price per
Options outstanding			1,510,000	1,510,000		10,000
Class of Warrant or Right, Outstanding			250,000	1,233,000		1,233,000
Common Stock Purchase Warrant Agreement [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Warrants exercise price					$ 0.10
Warrant to purchase common stock					250,000
Warrant term					4 years
Warrant One [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Warrants exercise price			$ 0.65	$ 0.65
Warrant Two [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Warrants exercise price			$ 1.00	$ 1.00
Warrants [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Warrant or Right, Reason for Issuance, Description		(a) each participant has the right to acquire additional shares of the Company’s Common Stock equal to ten (10%) of the shares purchased in the offering (the “Warrants”); (b) one-half of the Warrants granted to each participant have an exercise price of $0.65 and the other one-half have an exercise price of $1.00, and (c) the Warrants shall be exercisable between June 5, 2019, the date of grant and June 4, 2021 the date of expiration of the Warrants.
Warrant [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Class of Warrant or Right, Date from which Warrants or Rights Exercisable			Jun. 05, 2019	Jun. 05, 2019
Warrants and Rights Outstanding, Maturity Date			Jun. 04, 2021	Jun. 04, 2021
Paris Balaouras [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Number of option granted, shares	500,000
Option exercise price per	$ 0.75
Options term	three
Roger Bloss [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Number of option granted, shares	500,000
Option exercise price per	$ 0.75
Options term	three
Bernard Moyle [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Number of option granted, shares	500,000
Option exercise price per	$ 0.75
Options term	three